Ownership Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Ownership Structure

(5) Ownership Structure

        At December 31, 2012 and June 30, 2013, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions or are convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unitholders.

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the Company's limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual Antero Entity, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012 and June 30, 2013, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion and $2.279 billion, respectively.

(9) Ownership Structure

        At December 31, 2012, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions, except as provided in the limited liability operating agreement, nor are they convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unit holders.

        Antero Resources Employee Holdings LLC, a limited liability company owned by certain officers and directors, owns Class A-2, A-4, B-2, B-3, B-4, and B-5 profit units and has issued similar units to its members. These units participate only in distributions upon liquidation events meeting requisite financial return thresholds.

        In December 2010, Antero Resources LLC issued new Class I-5 and B-6 units valued in aggregate at $97 million in connection with the acquisition of Bluestone Energy Partners (see note 4).

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual subsidiary, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion. Under the terms of the Antero Resources LLC limited liability company agreement, the Company is obligated to distribute cash to the members of the limited liability company each year in an amount sufficient for the members to fund income tax liabilities for partnership income allocated to them. As a result of the gain recognized by Antero Resources LLC on the sale of Antero Resources Midstream Corporation in 2010, the Company distributed approximately $28.9 million to the members to fund income tax liabilities in February 2011.